intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 06, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 04, 2018	Aug. 31, 2017
Acquisition effected by way of:
Change in contingent consideration receivable			$ 17	$ 26
Customer contracts, and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets			P6Y
Customer contracts, and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets			P10Y
Software
Acquisition effected by way of:
Useful life of intangible assets			P5Y
Combined acquisitions
Current assets
Cash			$ 12
Accounts receivable			54
Other			6
Total current assets			72
Non-current assets
Other long-term assets			5
Total non current assets			269
Total identifiable assets acquired			341
Current liabilities
Short-term borrowings			68
Accounts payable and accrued liabilities			46
Advance billings and customer deposits			9
Provisions			2
Total current liabilities			125
Non-current liabilities
Provisions			1
Other long-term liabilities			10
Deferred income taxes			24
Total non-current liabilities			35
Total liabilities assumed			160
Net identifiable assets acquired			181
Goodwill			456
Net assets acquired			637
Acquisition effected by way of:
Cash consideration			290
Accounts payable and accrued liabilities			23
Provisions			207
Issuance of TELUS Corporation Common Shares			98
Issue of shares by a subsidiary to a non-controlling interest			19
Total consideration transferred			637
Combined acquisitions | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			219
Combined acquisitions | Software
Non-current assets
Intangible assets subject to amortization			19
Combined acquisitions | Buildings and leasehold improvements
Non-current assets
Property, plant and equipment			13
Combined acquisitions | Other
Non-current assets
Property, plant and equipment			13
Home and business security-related
Current assets
Cash			1
Other			1
Total current assets			2
Non-current assets
Total non current assets			27
Total identifiable assets acquired			29
Current liabilities
Advance billings and customer deposits			2
Total current liabilities			2
Non-current liabilities
Deferred income taxes			4
Total non-current liabilities			4
Total liabilities assumed			6
Net identifiable assets acquired			23
Goodwill			102
Net assets acquired			125
Acquisition effected by way of:
Cash consideration			122
Accounts payable and accrued liabilities			3
Total consideration transferred			125
Home and business security-related | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			26
Home and business security-related | Other
Non-current assets
Property, plant and equipment			1
AlarmForce Industries Inc.
Current assets
Other					$ 1
Total current assets					1
Non-current assets
Total non current assets					14
Total identifiable assets acquired					15
Current liabilities
Advance billings and customer deposits					1
Total current liabilities					1
Non-current liabilities
Deferred income taxes					1
Total non-current liabilities					1
Total liabilities assumed					2
Net identifiable assets acquired					13
Goodwill					55
Net assets acquired					68
Acquisition effected by way of:
Cash consideration					68
Total consideration transferred					68
AlarmForce Industries Inc. | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization					13
AlarmForce Industries Inc. | Other
Non-current assets
Property, plant and equipment					$ 1
Individually immaterial transactions
Current assets
Cash			1
Total current assets			1
Non-current assets
Total non current assets			13
Total identifiable assets acquired			14
Current liabilities
Advance billings and customer deposits			1
Total current liabilities			1
Non-current liabilities
Deferred income taxes			3
Total non-current liabilities			3
Total liabilities assumed			4
Net identifiable assets acquired			10
Goodwill			47
Net assets acquired			57
Acquisition effected by way of:
Cash consideration			54
Accounts payable and accrued liabilities			3
Total consideration transferred			57
Individually immaterial transactions | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			13
Xavient Information Systems
Business acquisition
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	35.00%
Current assets
Cash	$ 8
Accounts receivable	33
Other	3
Total current assets	44
Non-current assets
Other long-term assets	4
Total non current assets	110
Total identifiable assets acquired	154
Current liabilities
Short-term borrowings	6
Accounts payable and accrued liabilities	29
Total current liabilities	35
Non-current liabilities
Other long-term liabilities	2
Total non-current liabilities	2
Total liabilities assumed	37
Net identifiable assets acquired	117
Goodwill	244
Net assets acquired	361
Acquisition effected by way of:
Cash consideration	125
Accounts payable and accrued liabilities	15
Provisions	202
Issue of shares by a subsidiary to a non-controlling interest	19
Total consideration transferred	361
Xavient Information Systems | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization	100
Xavient Information Systems | Buildings and leasehold improvements
Non-current assets
Property, plant and equipment	1
Xavient Information Systems | Other
Non-current assets
Property, plant and equipment	$ 5
Health Related
Current assets
Cash			3
Accounts receivable			17
Other			2
Total current assets			22
Non-current assets
Other long-term assets			1
Total non current assets			112
Total identifiable assets acquired			134
Current liabilities
Short-term borrowings			62
Accounts payable and accrued liabilities			13
Advance billings and customer deposits			6
Provisions			2
Total current liabilities			83
Non-current liabilities
Provisions			1
Other long-term liabilities			8
Deferred income taxes			20
Total non-current liabilities			29
Total liabilities assumed			112
Net identifiable assets acquired			22
Goodwill			99
Net assets acquired			121
Acquisition effected by way of:
Cash consideration			32
Accounts payable and accrued liabilities			5
Provisions			5
Issuance of TELUS Corporation Common Shares			79
Total consideration transferred			121
Health Related | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			82
Health Related | Software
Non-current assets
Intangible assets subject to amortization			14
Health Related | Buildings and leasehold improvements
Non-current assets
Property, plant and equipment			12
Health Related | Other
Non-current assets
Property, plant and equipment			3
Medisys Health Group Inc.
Business acquisition
Goodwill expected to be deductible for tax purposes			0
Current assets
Cash			3
Accounts receivable			15
Other			2
Total current assets			20
Non-current assets
Other long-term assets			1
Total non current assets			92
Total identifiable assets acquired			112
Current liabilities
Short-term borrowings			62
Accounts payable and accrued liabilities			13
Advance billings and customer deposits			5
Provisions			2
Total current liabilities			82
Non-current liabilities
Provisions			1
Other long-term liabilities			8
Deferred income taxes			20
Total non-current liabilities			29
Total liabilities assumed			111
Net identifiable assets acquired			1
Goodwill			83
Net assets acquired			84
Acquisition effected by way of:
Cash consideration			3
Accounts payable and accrued liabilities			2
Issuance of TELUS Corporation Common Shares			79
Total consideration transferred			84
Medisys Health Group Inc. | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			72
Medisys Health Group Inc. | Software
Non-current assets
Intangible assets subject to amortization			4
Medisys Health Group Inc. | Buildings and leasehold improvements
Non-current assets
Property, plant and equipment			12
Medisys Health Group Inc. | Other
Non-current assets
Property, plant and equipment			3
Individually immaterial healthcare-related transactions
Current assets
Accounts receivable			2
Total current assets			2
Non-current assets
Total non current assets			20
Total identifiable assets acquired			22
Current liabilities
Advance billings and customer deposits			1
Total current liabilities			1
Non-current liabilities
Total liabilities assumed			1
Net identifiable assets acquired			21
Goodwill			16
Net assets acquired			37
Acquisition effected by way of:
Cash consideration			29
Accounts payable and accrued liabilities			3
Provisions			5
Total consideration transferred			37
Individually immaterial healthcare-related transactions | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			10
Individually immaterial healthcare-related transactions | Software
Non-current assets
Intangible assets subject to amortization			$ 10
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Current assets
Accounts receivable			$ 4
Total current assets			4
Non-current assets
Total non current assets			20
Total identifiable assets acquired			24
Current liabilities
Accounts payable and accrued liabilities			4
Advance billings and customer deposits			1
Total current liabilities			5
Non-current liabilities
Total liabilities assumed			5
Net identifiable assets acquired			19
Goodwill			11
Net assets acquired			30
Acquisition effected by way of:
Cash consideration			11
Issuance of TELUS Corporation Common Shares			19
Total consideration transferred			30
Individually immaterial transactions | Customer contracts, and related customer relationships
Non-current assets
Intangible assets subject to amortization			11
Individually immaterial transactions | Software
Non-current assets
Intangible assets subject to amortization			5
Individually immaterial transactions | Other
Non-current assets
Property, plant and equipment			$ 4
Voxpro Limited
Business acquisition
Ownership interest in businesses acquired (as a percentage)						55.00%
Voxpro Limited | Goodwill
Acquisition effected by way of:
Measurement period adjustment, increase		$ 19
Voxpro Limited | Provisions
Acquisition effected by way of:
Measurement period adjustment, increase		$ 19
TELUS International (Cda) Inc. | Xavient Information Systems
Business acquisition
Ownership interest in businesses acquired (as a percentage)	65.00%